SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2023 shares $ / shares		Jun. 30, 2023 shares $ / shares		Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Warrants And Options
Number of stock options, beginning balance	1,883,343		1,883,343		820,010	820,010
Weighted Average Exercise Price, beginning balance | (per share)	$ 2.45		$ 3.17		$ 1.78	$ 2.26
Number of stock options, options granted	1,585,250	[1],[2],[3],[4]	1,585,250	[1],[2],[3],[4]	1,200,000	1,200,000
Weighted Average Exercise Price, options granted | (per share)	$ 1.34	[1],[2],[3],[4]	$ 1.78	[1],[2],[3],[4]		$ 3.67
Number of stock options, Exercise of options					(116,667)	(116,667)
Weighted Average Exercise Price, Exercise of options | $ / shares						$ 2.27
Number of stock options, Expiry of options					(20,000)	(20,000)
Weighted Average Exercise Price, Expiry of options | $ / shares						$ 1.50
Number of stock options, ending balance	3,468,593		3,468,593		1,883,343	1,883,343
Weighted Average Exercise Price, ending balance | (per share)	$ 1.91		$ 2.53		$ 2.45	$ 3.17

[1]	On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[2]	On April 18, 2023, 423,750 stock options were issued to employees with an exercise price of CAD$1.60. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.42; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On June 28, 2023, 245,000 stock options were issued to officers with an exercise price of CAD$2.45. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.92; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.